Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
As of December 31, 2025 and 2024, the Company has receivables of $3,095 and $1,561, respectively, and payables of $5,343 and $4,621, respectively, with related parties with common ownership. Receivables relate to reimbursements owed by related parties for costs incurred, including employee-related costs and services provided by the Company on behalf of related parties. Payables relate to engineering, hosting, and employee services provided by related parties on behalf of the Company. These payables exclude the Loans payable, related parties, non-current discussed below, as well as the Convertible Note discussed in Note 10. Debt. During the years ended December 31, 2025 and 2024, the Company recognized $194 and $462, respectively, in revenue from related parties. No revenue from related parties was recognized in the year ended December 31, 2023. During the years ended December 31, 2025, 2024 and 2023, the Company received services from related parties which resulted in net costs totaling $1,641, $2,103, and $8,745, respectively.
As of December 31, 2024, the Company had $5,006 in funding from a related party, which was recorded as Loans payable, related parties, non-current on the consolidated balance sheets. As of December 31, 2025, $5,217 owed by the Company to this related party had been extinguished. The resulting benefit from the extinguishment of this funding has been presented as an increase to additional paid-in capital in the consolidated statements of changes in shareholders' equity.
As of December 31, 2024, certain historical net payable balances of $2,412 owed by Edmodo to a related party were forgiven, as a result of the formal dissolution of Edmodo. The resulting benefit from the forgiveness of these payables has been presented as an increase to additional paid-in capital in the consolidated statements of changes in shareholders' equity.
In December 2023, the Company issued a senior secured convertible note to an entity which is considered a related party as of December 31, 2025 and 2024. See further discussion of this note in Note 10. Debt.
As discussed further in Note 2. Summary of Significant Accounting Policies, on January 14, 2026, the Company entered into the Inventory Agreement with NetDragon under which NetDragon assumes initial payment responsibility for hardware supplier invoices, subject to a $50,000 revolving cap. The Company is obligated to reimburse NetDragon within 365 days of inventory receipt, together with simple interest at 3% per annum. If certain cost reduction targets are not met by NetDragon in any calendar year, the Company will be entitled to a credit in the amount of all interest paid to NetDragon during the preceding calendar year. As of the date of issuance of these consolidated financial statements, the Company has received $14,594 under the Inventory Agreement.